Disposal group held for sale (Details) - ZAR (R) R in Millions	Jun. 30, 2018	Jun. 30, 2017
Noncurrent Assets Or Disposal Groups Classified As Held For Sale [Line items]
Assets	R 439,235	R 398,939
Disposal groups held-for-sale
Noncurrent Assets Or Disposal Groups Classified As Held For Sale [Line items]
Assets	113	216
Liabilities	(36)
Assets (liabilities)	77	216
Disposal groups held-for-sale | Mining
Noncurrent Assets Or Disposal Groups Classified As Held For Sale [Line items]
Assets (liabilities)	3	14
Disposal groups held-for-sale | Energy
Noncurrent Assets Or Disposal Groups Classified As Held For Sale [Line items]
Assets (liabilities)		202
Disposal groups held-for-sale | Performance Chemicals
Noncurrent Assets Or Disposal Groups Classified As Held For Sale [Line items]
Assets (liabilities)	74
Performance Chemicals - Heat Transfer Fuels (HTF) business
Noncurrent Assets Or Disposal Groups Classified As Held For Sale [Line items]
Assets	110
Liabilities	(36)
Energy - Property and mineral rights in the US
Noncurrent Assets Or Disposal Groups Classified As Held For Sale [Line items]
Assets		200
Other
Noncurrent Assets Or Disposal Groups Classified As Held For Sale [Line items]
Assets	R 3	R 16